Income Tax (Major Components of Income Tax Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax	¥ (37,027)	¥ (460,720)	¥ (1,471,671)
Deferred taxation	102,647	31,757	(232)
Income tax (expense)/credit	¥ 65,620	¥ (428,963)	¥ (1,471,903)